Taxes to Recover - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 2,519,658	R$ 1,889,695
Current	1,044,850	1,122,335
Non-current	1,474,808	767,360
Icms [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,129,325	872,670
PIS and COFINS [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,297,029	930,570
Value Added Tax [member]
Summary of recoverable taxes [line items]
Recoverable taxes	35,600	29,707
Other taxes payable [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 57,704	R$ 56,748